Segmented information (Details) - USD ($) $ in Thousands	3 Months Ended
	Nov. 30, 2023	Nov. 30, 2022
IfrsStatementLineItems [Line Items]
Total revenue	$ 9,404	$ 9,718
Tanzania [member]
IfrsStatementLineItems [Line Items]
Total revenue	$ 9,404	$ 9,718